8. Net Loss per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Loss Per Share Details
Net loss available for stockholders	$ (720,506)	$ (697,490)	$ (3,053,455)	$ (3,236,320)	$ (844,169)	$ (6,923,100)
Weighted average outstanding shares of common stock	121,158,343	82,148,475	117,073,968	88,558,027	84,894,351	64,586,781
Dilutive effect of stock options and warrants
Common stock and equivalents	121,158,343	82,148,475	117,073,968	88,558,027	84,894,351	64,586,781
Net loss per share - Basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.10)